DERIVATIVES AND HEDGING ACTIVITIES	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING ACTIVITIES
NOTE 5:          DERIVATIVES AND HEDGING ACTIVITES

The Company follows the requirements of ASC No. 815, ”Derivatives and Hedging” (“ASC 815”), which requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in fair value (i.e. gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation.

To protect against the increase in value of forecasted foreign currency cash flow resulting mainly from salaries and related benefits and taxes paid in New Israeli Shekels (“ILS”) during the year, the Company hedges portions of its anticipated payroll denominated in ILS for a period of one to twelve months with forward and options contracts (the “Hedging Contracts”). Accordingly, when the USD strengthens against the ILS, the decline in present value of future ILS currency expenses is offset by losses in the fair value of the Hedging Contracts. Conversely, when the USD weakens, the increase in the present value of future ILS expenses is offset by gains in the fair value of the Hedging Contracts. These Hedging Contracts are designated as cash flow hedges.

Additionally, in order to mitigate the potential adverse impact of the fluctuations in the ILS-USD exchange rate in connection with the convertible debt (see note 7), the Company has entered into a cross currency interest rate SWAP agreement (the “SWAP”) in order to hedge the future interest and principal payments, which are all denominated in ILS. However, since the convertible debt is measured at fair value at each reporting date, the SWAP does not qualify and was not designated as a cash flow hedge under ASC 815.

In order to limit the Company’s interest expenses derives from the secured credit agreement of $50,000 in which the Company entered concurrently with the closing of the Undertone acquisition (see note 6), the Company has purchased a Cap option for the interest amounts expected to be paid till June 2018. The Cap option is designated as cash flow hedge under ASC 815.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings during the period of change.

As of June 30, 2016 and December 31, 2015, the notional value of the Company’s derivative instruments was $65,452 and $57,052, respectively.

The fair value of the Company’s outstanding derivative instruments is as follows:

	December 31,	June 30,
	2015	2016
	Audited	Unaudited
Derivative assets:
SWAP - convertible debts	$366	$750
Option contracts	242	106
Other	-	19

Total assets	$608	$875

Derivative liabilities:
Option contracts	$214	$49

Total liabilities	$214	$49

The Company recorded the fair value of derivative assets in Prepaid expenses and other current assets, and the fair value of derivative liabilities in Accrued expenses and other liabilities on its interim consolidated balance sheets.

The increase in unrealized gains recognized in accumulated other comprehensive income on derivatives, is as follows:

	Six months ended June 30,
	2015	2016
	Unaudited	Unaudited

Option contracts	$150	$131
Forward contracts	285	-

Total unrealized gain	$435	$131

The net losses reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Six months ended June 30,
	2015	2016
	Unaudited	Unaudited

Option contracts	$(20)	$(16)
Forward contracts	(18)	(86)

Total realized loss	$(38)	$(102)